Stock Plans, Share-Based Payments and Warrants (Tables)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Fair Value Assumptions
The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the below assumptions related to risk-free interest rates, expected dividend yield, expected lives and expected stock price volatility.

	Option Pricing Assumptions
Grant Year	2013	2012
Stock Price Volatility	127.46-135.98%	123.48 –128.54%
Risk-Free Interest Rates	1.09-1.75%	.093-1.32%
Expected Life (in years)	5.00-6.25	5.75-62.5
Expected Dividend Yield	0%	0%

Summary Of Information About Stock Options Outstanding And Exercisable
The following table summarizes information about stock options outstanding and exercisable at December 31, 2013:

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding as of December 31, 2013	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price	Number Exercisable as of December 31, 2013	Weighted Average Exercise Price

$0.41 - $2.60	2,374,514	8.16	$0.93	1,349,579	$0.83
$15.00 - $29.80	27,909	4.58	$17.82	27,909	$17.82
$34.20-$96.00	7,711	1.38	$51.49	7,711	$51.49

Total Outstanding	2,410,134		$1.28	1,385,199	$1.46

Summary Of Option Activity
The following table summarizes the option activity for the year ended December 31, 2013:

	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2012	2,294,714	$2.14
Options granted	237,315	0.64
Options exercised	-	-
Options forfeited or expired	(121,895)	3.27
Outstanding at December 31, 2013	2,410,134	$1.28
Exercisable at December 31, 2013	1,385,199	$1.46
Vested and expected to vest at December 31, 2013	2,350,688	$1.29

Summary Of Restricted Stock Activity
The following table summarizes restricted stock activity for the year end December 31, 2013:

	Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2012	-	$-
Granted	398,227	0.73
Vested	(264,770)	0.71
Forfeited	(58,007)	0.88
Nonvested at December 31, 2013	75,450	$0.66

Summary Of Terms Of Outstanding Warrants
The following table summarizes certain terms of all of the Company’s outstanding warrants at December 31, 2013 and 2012:

Total Outstanding Warrants at December 31, 2013
Title of Warrant	Date Issued	Expiry Date	Exercise Price	Total Common Shares Issuable
				2013	2012
Class D Warrants - Lambda	11/14/2007	3/10/2017	$0.40	8,806,575	8,806,575
July 2009 Warrants	7/24/2009	7/24/2014	$22.40	33,629	33,629
Shareholder Rights Offering Warrants	3/10/2011	3/10/2016	$0.40	2,264,817	3,057,190
March 2011 Lambda Warrants	3/10/2011	3/10/2017	$0.40	2,782,577	2,782,577
				13,887,598	14,679,971

Class D Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary Of Terms Of Outstanding Warrants
The following table summarizes the Class D outstanding warrants at December 31, 2013 and 2012:

	Lambda Investors	Other Investors	Total Shares to be issued
As of December 31, 2011	8,806,575	447,197	9,253,772
Exercised in 2012	-	(352,034)	(352,034)
Expired in 2012	-	(95,163)	(95,163)
As of December 31, 2012	8,806,575	-	8,806,575
Exercised in 2013	-	-	-
Expired in 2013	-	-	-
As of December 31, 2013	8,806,575	-	8,806,575